Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 864,000.00
Previously Paid Amount	0.00
Total Fee Amount	119.32
Total Offset Amount	0.00
Net Fee	119.32
Narrative - Max Aggregate Offering Price	$ 864,000.00
Final Prospectus	true